Accounts payable, accrued expenses and other liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
Schedule of accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
Deferred revenue	$790,577	$827,525
Accounts payable and accrued expenses	420,607	444,042
Accrued interest	394,528	348,568
Operating lease liabilities	106,923	92,083
Derivative liabilities (Note 12)	9,866	80,840
	$1,722,501	$1,793,058